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                                PROSPECTUS SUPPLEMENT

                                  GROUP VEL ACCOUNT
                                          OF
                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                      SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997


Under the caption "DISTRIBUTION," the following is inserted as the fourth sentence of the first paragraph on page 53:

            Alternative commission schedules are available with lower initial commission amounts based on premium payments, plus ongoing annual compensation of up to 0.50% of Certificate Value.

Supplement Dated October 24, 1997